Consolidated Statements Of Redeemable Preferred Stock And Equity (Deficit) (USD $) In Thousands, except Share data	Redeemable Preferred Stock [Member]	Common Stock [Member]	Common Stock - Additional Paid-In Capital [Member]	Warrants - Additional Paid-In Capital [Member]	Retained Earnings (Accumulated Deficit) [Member]	Noncontolling Interest [Member]	Total
BALANCE at Dec. 31, 2007	$ 43,707	$ 1	$ 62,629	$ 4,556	$ 25,723	$ 807	$ 93,716
BALANCE, shares at Dec. 31, 2007	8,578,945	5,333,460
Issuance of preferred stock, net of issuance cost for embedded derivative	34,208
Issuance of preferred stock, net of issuance cost for embedded derivative, shares	3,855,059
Issuance of common stock			5,081				5,081
Issuance of common stock, shares		2,388,097
Issuance of warrants			(63)	63
Contributions						22,820	22,820
Removal of noncontrolling interest as a result of deconsolidation						(602)	(602)
Stock compensation expense			3,574				3,574
Accretion of preferred stock to redemption value	26,692		(14,060)		(12,632)		(26,692)
Net income (loss)					(13,091)	(2,788)	(15,879)
BALANCE at Dec. 31, 2008	104,607	1	57,161	4,619		20,237	82,018
BALANCE, shares at Dec. 31, 2008	12,434,004	7,721,557
Issuance of preferred stock	334
Issuance of preferred stock, shares	30,353
Issuance of common stock			1,368				1,368
Issuance of common stock, shares		108,000
Stock compensation expense			2,522				2,522
Accretion of preferred stock to redemption value	44,181		(44,181)				(44,181)
Increase in Blackhawk Biofuels LLC members' equity from issuance of common stock			(1,193)			1,193
Net income (loss)					(60,905)	(7,953)	(68,858)
BALANCE at Dec. 31, 2009	149,122	1	15,677	4,619	(60,905)	13,477	(27,131)
BALANCE, shares at Dec. 31, 2009	12,464,357	7,829,557
Exchange of REG Holdco preferred stock, common stock, and common stock warrants	(158,475)	(1)	(6,324)	(4,619)			(10,944)
Exchange of REG Holdco preferred stock, common stock, and common stock warrants, shares	(12,464,357)	(7,829,557)
Issuance of preferred stock, common stock, and common stock warrants to REG Holdco, net of embedded derivatives	102,287	1	14,222	4,619			18,842
Issuance of preferred stock, common stock, and common stock warrants to REG Holdco, net of embedded derivatives, shares	13,164,357	7,549,557
Issuance of common stock in acquisitions, net of issue cost			79,305				79,305
Issuance of common stock in acquisitions, net of issue cost, shares		5,501,707
Issuance of preferred stock in acquistions, net of embedded derivatives	2,263
Issuance of preferred stock in acquistions, net of embedded derivatives, shares	291,165
Issuance of warrants in acquisitions				1,269			1,269
Issuance of common stock			3,015				3,015
Issuance of common stock, shares		200,000
Conversion of warrants to restricted stock units			1,068	(1,068)
Blackhawk Biofuels LLC deconsolidation transition adjustment			1,192		30,152	(13,477)	17,867
Stock compensation expense			835				835
Accretion of preferred stock to redemption value	21,613		(21,613)				(21,613)
Net income (loss)					(4,929)		(4,929)
BALANCE at Sep. 30, 2010	116,810	1	87,377	4,820	(35,682)		56,516
BALANCE, shares at Sep. 30, 2010	13,455,522	13,251,264
BALANCE at Dec. 31, 2009	149,122	1	15,677	4,619	(60,905)	13,477	(27,131)
BALANCE, shares at Dec. 31, 2009	12,464,357	7,829,557
Derecognition of REG Holdco preferred stock, common stock, and common stock warrants	(158,475)	(1)	(6,324)	(4,619)			(10,944)
Derecognition of REG Holdco preferred stock, common stock, and common stock warrants, shares	(12,464,357)	(7,829,557)
Issuance of preferred stock, common stock, and common stock warrants to REG Holdco, net of embedded derivatives	102,287	1	14,222	4,619			18,842
Issuance of preferred stock, common stock, and common stock warrants to REG Holdco, net of embedded derivatives, shares	13,164,357	7,549,557
Issuance of common stock in acquisitions, net of issue cost			79,305				79,305
Issuance of common stock in acquisitions, net of issue cost, shares		5,501,707
Issuance of preferred stock in acquistions, net of embedded derivatives	2,263
Issuance of preferred stock in acquistions, net of embedded derivatives, shares	291,165
Issuance of warrants in acquisitions				1,269			1,269
Issuance of common stock			3,015				3,015
Issuance of common stock, shares		200,000
Conversion of warrants to restricted stock units			1,068	(1,068)
Blackhawk Biofuels LLC deconsolidation transition adjustment			1,192		30,152	(13,477)	17,867
Stock compensation expense			1,720				1,720
Accretion of preferred stock to redemption value	27,239		(27,239)				(27,239)
Net income (loss)					(21,588)		(21,588)
BALANCE at Dec. 31, 2010	122,436	1	82,636	4,820	(52,341)		35,116
BALANCE, shares at Dec. 31, 2010	13,455,522	13,251,264
Issuance of common stock in acquisitions, net of issue cost			16,350				16,350
Issuance of common stock in acquisitions, net of issue cost, shares		673,544
Warrants exercised			128	(80)			48
Warrants exercised, shares		8,383
Warrants expired			1,042	(1,042)
Stock compensation expense			3,047				3,047
Accretion of preferred stock to redemption value	18,553		(18,553)				(18,553)
Net income (loss)					781		781
BALANCE at Sep. 30, 2011	$ 140,989	$ 1	$ 84,650	$ 3,698	$ (51,560)		$ 36,789
BALANCE, shares at Sep. 30, 2011	13,455,522	13,933,191